Goodwill, License Cost and Other Intangible Assets - Additional Information (Detail) $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 NZD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 NZD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 NZD ($)	Oct. 29, 2013 NZD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Accumulated goodwill impairments		$ 0				$ 0
Amortization expense		15,800,000		$ 17,200,000		17,800,000
Trilogy International Radio Spectrum , LLC | 700 MHz License | New Zealand
Goodwill and Intangible Assets Disclosure [Abstract]
License purchase price on agreement date		29,600,000						$ 44.0
Trilogy International Radio Spectrum , LLC | 700 MHz License | New Zealand | License Obligation
Goodwill and Intangible Assets Disclosure [Abstract]
Payment of debt		$ 6,800,000	$ 10.3	7,000,000	$ 10.3	14,500,000	$ 20.8
Stated interest rate		5.80%
Payment of interest		$ 400,000		$ 700,000		$ 4,100,000
Nueva Tel | 1900 MHz [Member] | Bolivia
Goodwill and Intangible Assets Disclosure [Abstract]
Payment for license fee	$ 30,200,000
License agreement expiration year	2034